Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Carrying amount of goodwill
Balance at beginning of period		¥ 108,781	¥ 60,000
Balance at end of period	$ 52,874	367,106	108,781
Impairment loss in goodwill recognized		0	0
Zhengzhou Andaxin
Carrying amount of goodwill
Balance at beginning of period		17,807
Addition for acquisition			17,807
Balance at end of period			17,807
Explink
Carrying amount of goodwill
Addition for acquisition			11,057
Other investments
Carrying amount of goodwill
Addition for acquisition		34,365	¥ 19,917
Feiyuan
Carrying amount of goodwill
Addition for acquisition		210,669
Zhejaing Vipshop Payment Co., Ltd (formerly known as Ebatong)
Carrying amount of goodwill
Addition for acquisition		¥ 13,291